Consolidated statement of financial position Provisions and other non current liabilities (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Increase (decrease) other provisions and other non-current liabilities excluding foreign exchange impact	£ (324)
Increase (decrease) other provisions and other non-current liabilities, foreign exchange impact	265
Other provisions and other non-current liabilities	3,369
Increase (decrease) in other provisions	(341)
Professional fees expense	93
Utilised	268	£ 227
Other provisions	2,052	2,588
Other environment related provision
Disclosure of operating segments [line items]
Utilised	75	110
Other provisions	1,531	1,721
Voluntary Distribution
Disclosure of operating segments [line items]
Utilised		33
Other provisions	£ 150	£ 117